PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya Target
Retirement 2055 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.2%
92,293  iShares Core S&P Mid-
Cap ETF
$ 6,598,027
4.5
400,864  Vanguard FTSE
Developed Markets
ETF
28,156,687
19.2
113,125  Vanguard FTSE
Emerging Markets ETF
6,572,562
4.5
25,384  Vanguard Long-Term
Treasury ETF
1,468,211
1.0
Total Exchange-Traded
Funds
(Cost $33,693,205)
42,795,487
29.2
MUTUAL FUNDS : 70.7%
Affiliated Investment Companies : 16.9%
405,890  Voya Intermediate
Bond Fund - Class R6
3,636,773
2.5
198,701  Voya MI Dynamic
Small Cap Fund
- Class R6
2,922,898
2.0
927,893  Voya Multi-Manager
International Equity
Fund - Class I
11,635,779
7.9
29,498  Voya Small Cap
Growth Fund - Class
R6
1,443,929
1.0
317,890  Voya VACS Series
EME Fund
5,194,331
3.5
24,833,710
16.9
Unaffiliated Investment Companies : 53.8%
329,905  Fidelity 500 Index
Fund
78,956,100
53.8
Total Mutual Funds
(Cost $91,385,626)
103,789,810
70.7
Total Long-Term
Investments
(Cost $125,078,831)
146,585,297
99.9
Total Investments in
Securities
(Cost $125,078,831) $ 146,585,297 99.9
Assets in Excess of
Other Liabilities 178,356 0.1
Net Assets $ 146,763,653 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya Target
Retirement 2055 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 42,795,487 $ — $ — $ 42,795,487
Mutual Funds 103,789,810 — — 103,789,810
Total Investments, at fair value $ 146,585,297 $ — $ — $ 146,585,297
Other Financial Instruments+
Futures 13,600 — — 13,600
Total Assets $ 146,598,897 $ — $ — $ 146,598,897
Liabilities Table
Other Financial Instruments+
Futures $ (1,530) $ — $ — $ (1,530)
Total Liabilities $ (1,530) $ — $ — $ (1,530)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2026, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2025
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2026
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 4,078,573 $ 1,856,788 $ (2,432,868) $ 134,280 $ 3,636,773 $ 163,890 $ 12,449 $ —
Voya MI Dynamic Small Cap Fund
- Class R6
— 3,478,079 (578,779) 23,598 2,922,898 19,106 39,535 292,444
Voya Multi-Manager International
Equity Fund - Class I
10,859,148 8,067,381 (7,303,215) 12,465 11,635,779 267,011 826,329 1,008,112
Voya Small Cap Growth Fund -
Class R6
— 1,640,227 (404,830) 208,532 1,443,929 — 75,301 82,604
Voya VACS Series EME Fund
4,038,944 2,130,008 (2,254,872) 1,280,251 5,194,331 317,408 508,690 182,805
$ 18,976,665 $ 17,172,483 $ (12,974,564) $ 1,659,126 $ 24,833,710 $ 767,415 $ 1,462,304 $ 1,565,965
The financial statements for the above mutual fund[s] and, as applicable, ETF[s] can be found at www.sec.gov.
At February 28, 2026, the following futures contracts were outstanding for Voya Target Retirement 2055 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 33 06/30/26 $ 3,634,641 $ 13,600
$ 3,634,641 $ 13,600
Short Contracts:
3-month SOFR (15) 09/15/26 (3,620,063) (1,530)
$ (3,620,063) $ (1,530)

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya Target
Retirement 2055 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 21,506,466
Gross Unrealized Depreciation —
Net Unrealized Appreciation $ 21,506,466